STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		32 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Statements Of Operations
Revenue
Operating expenses:
General and administrative	17,460	50,659	96,479
Professional fees	80,396	103,953	328,536
Interest expense	46,865	9,834	56,699
Amortization of website development costs	171,548	4,632	176,180
Hosting expense	35,376	31,206	72,896
Website maintenance	135,028		135,028
Total operating expenses	486,673	200,284	865,818
Net loss from operations before income taxes	(486,673)	(200,284)	(865,818)
Income taxes
Net Loss	$ (486,673)	$ (200,284)	$ (865,818)
Loss per common share	$ 0.00	$ 0.00
Weighted average number of shares outstanding	390,101,169	352,866,928